SUBSEQUENT EVENTS	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS
15.	SUBSEQUENT EVENTS
No subsequent events were identified before the date these unaudited condensed consolidated financial statements were issued on August 12, 2022.
18.	SUBSEQUENT EVENTS

In January 2022, the UBC CRA was amended, and funding was increased to C$5,030,000 for an additional two years. This amendment, along with the November 2021 amendment extends the project for an additional three years, effective January 1, 2022.